Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses [abstract]
Advances for inventories	$ 1,240	$ 1,311
Advertising and promotional expenses paid in advance	89	509
Advances to service suppliers	0	1
Prepaid insurance	25	24
Others	0	31
Total	$ 1,354	$ 1,876